Aircraft Financing	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
19. Aircraft Financing

In April, 2017, NXT completed a sale and leaseback agreement of its aircraft with a Calgary based international aircraft services organization (the “Lessor”). The terms of the agreement resulted in NXT selling its’ Cessna Citation aircraft that was purchased in 2015 for US$2,000,000 for the sum of US$2,300,000. NXT has leased the aircraft over an initial term of 60 months and retains all existing operating rights and obligations. Net proceeds to NXT from the sale were approximately CAD $2,700,000, after payment of all commissions and fees. The net book value of the asset of $2.4 million was derecognized and the resulting gain on disposition of $776,504 was deferred ($621,203 included in long term liabilities and $155,301 included in accounts payable and accrued liabilities). The gain will be recognized as a reduction to the Company’s lease expense over the 60 month term of the lease. The resulting leaseback transaction is an operating lease. NXT is required to make monthly payments to the Lessor of approximately US $39,500. NXT has the option to extend the term of the lease by an additional two years. Should NXT want to repurchase the aircraft at the end of the initial lease term, the purchase price is US $1.45 million.